Supplementary cash flow information - Non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash Flow Statement [Abstract]
Accounts receivable	$ 225,441	$ 205,549
Work in progress	79,809	(161,031)
Prepaid expenses and other assets	21,342	(22,238)
Long-term financial assets	(12,081)	(3,547)
Accounts payable and accrued liabilities	(106,828)	(54,822)
Accrued compensation	(17,472)	13,112
Deferred revenue	(48,264)	(22,659)
Provisions	76,671	737
Long-term liabilities	59,822	19,353
Retirement benefits obligations	(4,022)	(2,814)
Derivative financial instruments	373	(271)
Income taxes	(56,627)	(27,620)
Net change in non-cash working capital items	$ 218,164	$ (56,251)